Investments (tables)	3 Months Ended
Mar. 31, 2017
Investments disclosure
Amortized cost and fair value of investments in fixed maturities [Table Text Block]

	Amortized	Gross Unrealized		Fair
(at March 31, 2017, in millions)	Cost	Gains	Losses	Value
U.S. Treasury securities and obligations of U.S. government and government agencies and authorities	$2,043	$10	$4	$2,049
Obligations of states, municipalities and political subdivisions:
Local general obligation	14,082	303	159	14,226
Revenue	11,349	238	134	11,453
State general obligation	1,653	36	20	1,669
Pre-refunded	4,428	184	—	4,612

Total obligations of states, municipalities and political subdivisions	31,512	761	313	31,960

Debt securities issued by foreign governments	1,559	33	2	1,590
Mortgage-backed securities, collateralized mortgage obligations and pass-through securities	1,690	97	7	1,780
All other corporate bonds	23,378	528	111	23,795
Redeemable preferred stock	87	7	—	94

Total	$60,269	$1,436	$437	$61,268

	Amortized	Gross Unrealized		Fair
(at December 31, 2016, in millions)	Cost	Gains	Losses	Value
U.S. Treasury securities and obligations of U.S. government and government agencies and authorities	$2,031	$9	$5	$2,035
Obligations of states, municipalities and political subdivisions:
Local general obligation	13,955	271	182	14,044
Revenue	10,910	215	147	10,978
State general obligation	1,717	36	22	1,731
Pre-refunded	4,968	190	1	5,157

Total obligations of states, municipalities and political subdivisions	31,550	712	352	31,910

Debt securities issued by foreign governments	1,631	34	3	1,662
Mortgage-backed securities, collateralized mortgage obligations and pass-through securities	1,614	100	6	1,708
All other corporate bonds	22,737	508	138	23,107
Redeemable preferred stock	87	6	—	93

Total	$59,650	$1,369	$504	$60,515

Cost and fair value of investments in equity securities [Table Text Block]

		Gross Unrealized		Fair
(at March 31, 2017, in millions)	Cost	Gains	Losses	Value
Public common stock	$398	$223	$2	$619
Non-redeemable preferred stock	114	23	5	132

Total	$512	$246	$7	$751

		Gross Unrealized		Fair
(at December 31, 2016, in millions)	Cost	Gains	Losses	Value
Public common stock	$390	$216	$3	$603
Non-redeemable preferred stock	114	20	5	129

Total	$504	$236	$8	$732

Unrealized investment losses [Table Text Block]

	Less than 12 months		12 months or longer		Total
(at March 31, 2017, in millions)	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses
Fixed maturities
U.S. Treasury securities and obligations of U.S. government and government agencies and authorities	$1,275	$4	$—	$—	$1,275	$4
Obligations of states, municipalities and political subdivisions	9,185	313	44	—	9,229	313
Debt securities issued by foreign governments	243	2	—	—	243	2
Mortgage-backed securities, collateralized mortgage obligations and pass-through securities	529	6	40	1	569	7
All other corporate bonds	5,718	96	343	15	6,061	111

Total fixed maturities	16,950	421	427	16	17,377	437

Equity securities
Public common stock	35	—	16	2	51	2
Non-redeemable preferred stock	—	—	60	5	60	5

Total equity securities	35	—	76	7	111	7

Total	$16,985	$421	$503	$23	$17,488	$444

	Less than 12 months		12 months or longer		Total
(at December 31, 2016, in millions)	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses
Fixed maturities
U.S. Treasury securities and obligations of U.S. government and government agencies and authorities	$1,124	$5	$—	$—	$1,124	$5
Obligations of states, municipalities and political subdivisions	9,781	352	12	—	9,793	352
Debt securities issued by foreign governments	360	3	—	—	360	3
Mortgage-backed securities, collateralized mortgage obligations and pass-through securities	528	5	43	1	571	6
All other corporate bonds	6,470	115	437	23	6,907	138

Total fixed maturities	18,263	480	492	24	18,755	504

Equity securities
Public common stock	45	2	10	1	55	3
Non-redeemable preferred stock	2	—	59	5	61	5

Total equity securities	47	2	69	6	116	8

Total	$18,310	$482	$561	$30	$18,871	$512